Investment Strategy - Roundhill Magnificent Seven Plus ETF	Nov. 10, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to achieve its investment objective through its investment exposure to the companies comprising the “Magnificent Seven Plus.” The Fund will seek to invest in the following: (i) a group of seven companies commonly recognized for their market dominance in technological innovation (the “Magnificent Seven”); (ii) Space Exploration Technologies Corp. (“SpaceX”) and Broadcom Inc. (“Broadcom”); and (iii) financial instruments (i.e., swap agreements) that provide investment exposure to Anthropic PBC (“Anthropic” or a “Pre-IPO Company”) and OpenAI Global, LLC (“OpenAI” or a “Pre-IPO Company” and collectively with Anthropic, the “Pre-IPO Companies”) (collectively, the “Magnificent Seven Plus”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities and  financial instruments (i.e., swap agreements) that provide exposure to Magnificent Seven Plus companies. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

As of the date of this prospectus, the Magnificent Seven was comprised of the following companies: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation, and Tesla Inc.. The Fund also will invest in SpaceX and Broadcom and will obtain exposure to Anthropic and OpenAI, which are not publicly traded companies as of the date of this prospectus, through swap agreements that utilize an index that provides exposure to Anthropic or OpenAI, respectively (each a “Pre-IPO Index” and collectively, the “Pre-IPO Indexes”), as the reference asset. The Pre-IPO Indexes each reflect the value of Anthropic or OpenAI, respectively, by calculating a reference rate that uses trading in perpetual futures contracts that reference Anthropic or OpenAI across multiple different trading platforms. For additional information on the Pre-IPO Indexes, including the index methodology, see “Additional Information About the Fund’s Principal Investment Strategies.” Following any initial public offering (“IPO”) by either of Anthropic or OpenAI, the Fund may invest in such equity securities directly or swap agreements that reference such securities.

The Fund will invest its assets to obtain exposure to the Pre-IPO Companies such that the cumulative exposure to the Pre-IPO Companies does not exceed fifteen percent of the Fund’s net assets on a continuous basis, and such exposure to the Pre-IPO Companies will be approximately equally weighted. The remainder of the Fund’s assets will be approximately equally-weighted in the Magnificent Seven, SpaceX, and Broadcom. On a quarterly basis the Fund will rebalance its portfolio such that the Pre-IPO Companies are approximately equally weighted (and remain below fifteen percent of the Fund’s net assets), and the Fund’s exposure to the Magnificent Seven, SpaceX and Broadcom is also equally weighted. In the event a Pre-IPO Company undergoes its IPO and begins listing its shares publicly, the Fund will pivot its exposure to such company from a swap agreement that references the respective Pre-IPO Index to investing in the publicly-traded equity securities of that company, or swap agreements that provide exposure thereto, when the Fund is eligible to make such investments. Additionally, in this event the Fund’s portfolio will be reweighted such that all companies in the portfolio are weighted equally. For additional information on the weighting of the Fund’s portfolio, see “Additional Information About the Fund’s Principal Investment Strategies.”

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period to provide exposure to one or both of the Pre-IPO Companies. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The costs associated with the Fund’s use of swap agreements are embedded in the returns of such agreements, and accordingly will reduce the Fund’s returns. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may hold cash, cash-like instruments, or high-quality fixed income securities (collectively, a “Cash Position”). The Cash Position may be used to satisfy redemption requests, support the Fund’s use of total return swaps (including any financing rate payments), manage liquidity, meet collateral or margin requirements, pay Fund expenses, or pending investment in other instruments. The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs, including short-term bond ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

As a result of its investment strategies, the Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the industries or group of industries that comprise the information technology sector. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940 (the “1940 Act”).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities and financial instruments (i.e., swap agreements) that provide exposure to Magnificent Seven Plus companies.